UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22284
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Hatteras Ramius Advantage Institutional Fund
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(Exact name of registrant as specified in charter)

8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Address of principal executive offices) (Zip code)

David B. Perkins
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
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(Name and address of agent for service)

Registrant's telephone number, including area code: (919) 846-2324
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Date of fiscal year end: March 31
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Date of reporting period: June 30, 2010
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Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please  direct  comments  concerning  the  accuracy of the  information collection  burden  estimate and any  suggestions for reducing the burden to the Secretary,  Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

HATTERAS RAMIUS ADVANTAGE INSTITUTIONAL FUND
(a Delaware Statutory Trust)

SCHEDULE OF INVESTMENTS

June 30, 2010
(Unaudited)

Investments in Sub-Manager Funds (92.81%)	Cost	Fair Value
Credit Based (14.94%)
Brigade Leveraged Capital Structures Offshore, Ltd. [a,b]	$299,000	$316,889
Chatham Asset High Yield Offshore Fund, Ltd. [a,b]	375,000	387,647
Claren Road Credit Fund, Ltd. [a,b]	368,000	390,426
MKP Credit Offshore, Ltd. [a,b]	368,000	379,063

Total Credit Based (14.94%)		1,474,025

Event Driven (20.59%)
Centaurus International Risk Arbitrage Fund Limited [a,b]	300,000	307,680
Luxor Capital Partners Offshore, Ltd. [a,b]	375,000	373,559
Paulson Advantage, Ltd. [a,b]	414,000	402,300
Pershing Square International, Ltd. [a,b]	276,000	319,386
Taconic Opportunity Offshore Fund, Ltd.[a,b]	322,000	333,261
Trian Partners, Ltd. [a,b]	276,000	296,463

Total Event Driven (20.59%)		2,032,649

Global Macro/Managed Futures (18.07%)
BlueTrend Fund Limited [a,b]	299,000	310,462
Brevan Howard Fund Limited [a,b]	414,000	422,456
COMAC Global Macro Fund Limited [a,b]	276,000	296,284
Investcorp Stoneworks Global Macro Fund Limited [a,b]	276,000	248,874
Roy G. Niederhoffer Diversified Fund (Offshore), Ltd. [a,b]	276,000	228,341
Wexford Offshore Spectrum Fund [a,b]	300,000	277,242

Total Global Macro/Managed Futures (18.07%)		1,783,659

Long/Short Equity (31.61%)
Ascend Partners Fund II, Ltd. [a,b]	345,000	346,499
Atlas Global Investments, Ltd. [a,b]	400,000	411,862
Avesta Fund, Ltd. [a,b]	299,000	283,678
Ivory Offshore Flagship Fund, Ltd. [a,b]	299,000	295,311
Karsch Capital, Ltd. [a,b]	322,000	314,066
OMG Opportunities Trading Fund Limited [a,b]	299,000	289,619
PFM Diversified Offshore Fund, Ltd.[a,b]	400,000	413,431
SAC Capital International, Ltd. [a,b]	400,000	369,460
SCP Ocean Fund, Ltd. [a,b]	400,000	396,126

Total Long/Short Equity (31.61%)		3,120,052

Multi-Strategy/Relative Value (7.60%)
Goldman Sachs Investment Partners Offshore, L.P. [a,b]	368,000	375,998
Millennium International, Ltd. [a,b]	375,000	374,086

Total Multi-Strategy/Relative Value (7.60%)		750,084

Total Investments in Sub-Manager Funds (Cost $9,121,000) (92.81%)		$9,160,469

Short-Term Investments (8.17%)

Federated Prime Obligations Fund #10, 0.22% [c]	$806,700	$806,700

Total Short-Term Investments (Cost $806,700) (8.17%)		$806,700

Total Investments (Cost $9,927,700) (100.98%)		$9,967,169

Liabilities in excess of other assets (-0.98%)		(97,074)

Net assets – 100.00%		$9,870,095

[a] Non-income producing.
[b] Sub-Manager Funds are issued in private placement transactions and as such are restricted as to resale.
[c] The rate shown is the annualized 7-day yield as of June 30, 2010.
Total cost and fair value of restricted Sub-Manager Funds as of June 30, 2010 was $9,121,000 and $9,160,469, respectively.

The Fund classifies its assets and liabilities into three levels based on the lowest level of input that is significant to the fair value measurement. Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.

The three-tier hierarchy distinguishes between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

•      Level 1 – quoted prices (unadjusted) in active markets for identical assets and liabilities

•      Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, ability to redeem in the near term for Sub-Manager Funds, etc.)

•      Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

	Level 1	Level 2	Level 3	Total
Credit Based	$-	$1,094,962	$379,063	$1,474,025
Event Driven	-	1,736,186	296,463	2,032,649
Global Macro/Managed Futures	-	1,506,417	277,242	1,783,659
Long/Short Equity	-	3,120,052	-	3,120,052
Multi-Strategy/Relative Value	-	375,998	374,086	750,084
Short-Term Investments	806,700	-	-	806,700
Total	$806,700	$7,833,615	$1,326,854	$9,967,169

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments	Balance as of March 31, 2010	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Gross Purchases	Gross Sales	Net Transfers out of Level 3	Balance as of June 30, 2010
Credit Based	$374,631	$-	$4,432	$-	$-	$-	$379,063
Event Driven	691,245	-	(18,029)	-	-	(376,753)	296,463
Global Macro/Managed Futures	-	-	(22,758)	300,000	-	-	277,242
Multi-Strategy/Relative Value	379,163	-	(5,077)	-	-	-	374,086
Total Investments	$1,445,039	$-	$(41,432)	$300,000	$-	$(376,753)	$1,326,854

Authoritative accounting guidance requires disclosures about the reporting entity’s derivative instruments and hedging activities, by providing for qualitative disclosures about the objectives and strategies for using derivatives, quantitative data about the fair value of and gains and losses on derivative contracts, and details of credit-risk-related contingent features in their hedged positions.  As of June 30, 2010, the Fund had not entered into any derivative instruments.

Federal Income Tax Information

At June 30, 2010, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes were as follows:

Cost of Investments	$10,149,507

Gross Unrealized Appreciation	$-
Gross Unrealized Depreciation	(182,338)

Net Unrealized Appreciation (Depreciation) on Investments	$(182,338)

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

ITEM 2. CONTROLS AND PROCEDURES.

(a)      The registrant's  principal executive and principal financial officers, or  persons  performing  similar  functions,  have  concluded  that the registrant's  disclosure  controls and  procedures  (as defined in Rule 30a-3(c)  under the  Investment  Company Act of 1940,  as amended  (the "1940 Act") (17 CFR 270.30a-3(c)))  are effective,  as of a date within 90 days of the filing date of the report that  includes the  disclosure required by this paragraph, based on their evaluation of these controls and  procedures  required by Rule  30a-3(b)  under the 1940 Act (17 CFR 270.30a-3(b))  and Rules  13a-15(b) or 15d-15(b)  under the  Securities Exchange   Act  of  1934,   as  amended   (17  CFR   240.13a-15(b) or 240.15d-15(b)).

(b)      There were no changes in the registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR  270.30a-3(d)) that occurred during the  registrant's  last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's  internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002, for the Principal Executive Officer and Principal Financial Officer, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Hatteras Ramius Advantage Institutional Fund
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By (Signature and Title)*   /s/  David B. Perkins
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                        David B. Perkins, President
                        (principal executive officer)

Date:    August 27, 2010
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Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/  David B. Perkins
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                       David B. Perkins, President
                       (principal executive officer)

Date:    August 27, 2010
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By (Signature and Title)*    /s/  R. Lance Baker
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R. Lance Baker, Treasurer
                        (principal financial officer)

Date:    August 27, 2010
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* Print the name and title of each signing officer under his or her signature.